As filed with the Securities and Exchange Commission on July 30, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No. 188

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 189

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On August 29, 2014 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 29, 2014, the effectiveness of the Registration Statement for Transamerica Global Equity, filed in Post-Effective Amendment No. 187 on May 30, 2014 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 188 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 187.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.188 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 30th day of July, 2014.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 188 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	July 30, 2014
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	July 30, 2014
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	July 30, 2014
Leo J. Hill*

/s/ David W. Jennings	Trustee	July 30, 2014
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	July 30, 2014
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	July 30, 2014
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	July 30, 2014
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	July 30, 2014
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	July 30, 2014
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	July 30, 2014
John W. Waechter*

/s/ Alan F. Warrick	Trustee	July 30, 2014
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President and	July 30, 2014
Elizabeth Strouse	Principal Financial Officer

/s/ Vincent J. Toner	Vice President and Treasurer	July 30, 2014
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	July 30, 2014
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to powers of attorney filed herein.

POWER OF ATTORNEY

We, the undersigned Trustees of Transamerica Funds, Transamerica Series Trust, Transamerica Partners Portfolios, Transamerica Partners Funds Group, Transamerica Partners Funds Group II and Transamerica Asset Allocation Variable Funds (collectively, the “Funds”) hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint MARIJN P. SMIT, TANÉ T. TYLER and RICHARD J. WIRTH, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after July 16, 2014.

THIS POWER OF ATTORNEY may be executed in multiple counterparts that together constitute a single document.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney in the capacities and on the dates indicated.

/s/ Marijn P. Smit
Marijn P. Smit, Trustee	Date: July 18, 2014

/s/ Sandra N. Bane
Sandra N. Bane, Trustee	Date: July 18, 2014

/s/ Leo J. Hill
Leo J. Hill, Trustee	Date: July 18, 2014

/s/ David W. Jennings
David W. Jennings, Trustee	Date: July 18, 2014

/s/ Russell A. Kimball, Jr.
Russell A. Kimball, Jr., Trustee	Date: July 18, 2014

/s/ Eugene M. Mannella
Eugene M. Mannella, Trustee	Date: July 18, 2014

/s/ Norman R. Nielsen
Norman R. Nielsen, Trustee	Date: July 18, 2014

/s/ Joyce G. Norden
Joyce G. Norden, Trustee	Date: July 18, 2014

/s/ Patricia L. Sawyer
Patricia L. Sawyer, Trustee	Date: July 18, 2014

/s/ John W. Waechter
John W. Waechter, Trustee	Date: July 18, 2014

/s/ Alan F. Warrick
Alan F. Warrick, Trustee	Date: July 18, 2014

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